PRINCIPAL ACTIVITIES AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2012
PRINCIPAL ACTIVITIES AND BASIS OF PRESENTATION [Abstract]
PRINCIPAL ACTIVITIES AND BASIS OF PRESENTATION
1	PRINCIPAL ACTIVITIES AND BASIS OF PRESENTATION

(a)	Principal activities

7 Days Group Holdings Limited (the "Company") was incorporated as a limited liability company in the Cayman Islands on October 25, 2004. The Company, its subsidiaries and variable interest entities ("VIEs") (collectively, the "Group") are principally engaged in the business of operating economy hotels in the People's Republic of China ("PRC") under the brand name "7 Days Inn". The Group leases the real estate property on which it develops and operates hotels, and also licenses the "7 Days Inn" brand to hotel owners and manages these hotels. The former type of hotels is referred to as "leased-and-operated hotels" and the latter type of hotels is referred to as "managed hotels". As of December 31, 2012, the Group has 1,345 operating hotels that are located in 208 cities in the PRC, 853 of which are managed hotels.

Leased-and-operated hotels

The Group leases properties from property owners, converts and renovates the properties into hotels, and then operates the hotels. The Group is responsible for repairs and maintenance and operating expenses of the properties over the term of the leases. The Group is also responsible for all aspects of hotel operations and management, including hiring, training and supervising the hotel managers and staffs required to operate the hotels.

Managed hotels

The Group licenses the 7 Days brand to the property owners, lessees or existing hotel operators under a hotel management agreement ("hotel management agreement"). The Group is responsible for managing these hotels, including the hiring and appointing the hotel management personnel, training hotel managers and staffs, and managing sales, financial and operating performance. Under the hotel management agreement, each owner of a managed hotel is required to pay hotel management and service fees over the term of the hotel management agreement which is usually based on a percentage of the revenues of the managed hotel. The owners of the managed hotels are responsible for the costs of hotel development and operations. The term of the hotel management agreement ranges from 3 to 15 years and is renewable upon mutual agreement between the Group and the managed hotel owner.

(b)	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"). This basis of accounting differs in certain material respects from that used for the preparation of the books of account of the Company's subsidiaries and VIEs, which are prepared in accordance with the accounting principles and the relevant financial regulations established by the Ministry of Finance of the PRC ("PRC GAAP"), the accounting standards used in the PRC. The accompanying consolidated financial statements reflect necessary adjustments not recorded in the books of account of the Company's subsidiaries and VIEs to present them in conformity with U.S. GAAP.

As of December 31, 2012, the Group's current liabilities exceeded its current assets by RMB250,603 (US$40,225), which includes bank loans repayable within one year of RMB130,015 (US$20,869). For the year ended December 31, 2012, the Group recorded a net cash inflow from operating activities of RMB572,498 (US$91,892), a net cash outflow from investing activities of RMB536,222 (US$86,070) and a net cash outflow from financing activities of RMB149,748 (US$24,036), which resulted in a net decrease in cash of RMB114,447 (US$18,370).

In preparing the consolidated financial statements, the management has considered the Group's sources of liquidity and believes that adequate funding is available to fulfill the Group's short-term obligations. According to the cash flow forecast prepared by the Group, the liquidity of the Group is primarily dependent on its ability to maintain adequate cash inflow from operating activities and financing activities to meet its debt obligations as they fall due in 2013 and thereafter. The Group had banking facilities with several PRC commercial banks for short-term and long-term loans in aggregate of RMB660,000 as of December 31, 2012 and additional banking facilities of RMB200,000 on January 29, 2013, among which RMB251,396 were utilized. The management of the Company therefore believes that sufficient financing will be available to the Group to meet its obligations. Accordingly, the consolidated financial statements have been prepared on a basis that the Group will be able to continue as a going concern.